SUPPLEMENT DATED SEPTEMBER 3, 2003

TO THE PROSPECTUS DATED MAY 1, 2003 FOR

KEMPER INVESTORS LIFE INSURANCE COMPANY

INDIVIDUAL AND GROUP VARIABLE, FIXED AND MARKET VALUE ADJUSTED DEFERRED ANNUITY CONTRACTS

SCUDDER DESTINATIONSSM ANNUITY

Issued By

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

and

KEMPER INVESTORS LIFE INSURANCE COMPANY

This Supplement amends information contained in your Scudder DestinationsSM Annuity Prospectus. Please read this Supplement carefully and keep it with your Prospectus for future reference.

1. The Section entitled "Kemper Investors Life Insurance Company" appearing on page 12 of the Prospectus is amended by adding the following to the end thereof:

"Effective September 3, 2003 (the "Closing Date"), Kemper Investors Life Insurance Company ("KILICO") transferred certain of its business, as well as the capital stock of its wholly-owned subsidiaries, to its former affiliate, Federal Kemper Life Assurance Company ("FKLA"). Prior to the Closing Date, KILICO, FKLA, Zurich Life Insurance Company of America ("ZLICA"), and Fidelity Life Association, a Mutual Legal Reserve Company, operated under the trade name "Zurich Life".

These transfers were part of a larger transaction pursuant to a Stock and Asset Purchase Agreement, dated as of May 29, 2003 (the "Purchase Agreement"), between Zurich Holding Company of America, Kemper Corporation, KILICO, Zurich Financial Services, Banc One Insurance Holdings, Inc. ("BOIH"), and Bank One Corporation. Under the Purchase Agreement, BOIH acquired the capital stock of FKLA, ZLICA, and certain KILICO subsidiaries, including Investors Brokerage Services, Inc. and PMG Asset Management, Inc.

In a contemporaneous transaction, FKLA and KILICO entered into a coinsurance agreement under which FKLA will administer and 100% reinsure certain lines of business currently underwritten by KILICO. FKLA will administer the Contracts for up to one year after the Closing Date. Otherwise, the Purchase Agreement and coinsurance agreement do not relate directly to the Contracts.

The benefits and provisions of the Contract are not changed by any of the transactions and agreements described above."

2. Effective September 3, 2003, Investors Brokerage Services, Inc. and PMG Asset Management, Inc. no longer are affiliated with Kemper Investors Life Insurance Company. Any reference in the Prospectus to affiliation between these companies is deleted. Specifically, the Section entitled "DISTRIBUTION OF CONTRACTS" appearing on page 37 of the Prospectus is amended by deleting the first sentence of the second paragraph thereof.

*********************************************

For use in all states